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                       MERRILL LYNCH RETIREMENT PLUS(SM)

                                    ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

                          SUPPLEMENT DATED MAY 1, 2003
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2003



The Guaranteed Minimum Income Benefit described in the prospectus for Retirement Plus variable annuity contracts issued by ML Life Insurance Company of New York is currently not available in New York.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call or write the Service Center at (800) 333-6524, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.